Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Supplemental Balance sheet Information related to Leases
The following table summarizes supplemental balance sheet information related to leases as of September 30, 2021 and December 31, 2020.

	September 30, 2021	December 31, 2020
Assets:
Operating lease right-of-use assets	$24	$92

Total right-of-use assets	24	92

Liabilities
Operating lease liabilities, current	28	108
Operating lease liabilities, non-current	—	—

Total operating lease liabilities	$28	$108

The following table summarizes supplemental balance sheet information related to leases as of December 31, 2020 and 2019 (in thousands).

	Year-ended December 31,
	2020	2019
Assets:
Operating lease right-of-use assets	$92	$500

Total right-of-use assets	92	500

Liabilities
Operating lease liabilities, current	108	514
Operating lease liabilities, non-current	—	—

Total operating lease liabilities	$108	$514

Schedule of Future Minimum Rental Payments for Operating Leases
As of September 30, 2021, the future minimum annual lease payments under the existing operating leases were as follows (in thousands, except for weighted-average remaining lease term and weighted-average discount rate):
In thousands (except for Weighted-average remaining lease term and Weighted-average discount rate)

Remainder of 2021	$28

Total remaining lease payments	28
Less: imputed interest	—

Total operating lease liabilities	28
Less: current portion	(28)

Long-term operating lease liabilities	$—

Weighted-average remaining lease term ( in years )	—
Weighted-average discount rate	9%

As of December 31, 2020, the future minimum annual lease payments under the existing operating leases were as follows (in thousands, except for weighted-average remaining lease term and weighted-average discount rate):

2021	$112

Total remaining lease payments	112
Less: imputed interest	(4)

Total operating lease liabilities	108
Less: current portion	(108)

Long-term operating lease liabilities	$—

Weighted-average remaining lease term ( in years )	1
Weighted-average discount rate	9%